Stock Options (Details)			1 Months Ended							12 Months Ended
	Apr. 09, 2021	Jan. 05, 2021 $ / shares shares	Jun. 22, 2021 $ / shares shares	Jun. 18, 2021	May 17, 2021 $ / shares shares	Mar. 26, 2021 $ / shares shares	Mar. 16, 2021	Feb. 24, 2021 $ / shares shares	Feb. 14, 2020 $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Stock Options (Details) [Line Items]
Aggregate of common shares (in Shares) | shares		550,164	260,000		430,000	533,333		50,000
Exercise price per share		$ 3.75	$ 4.2		$ 7.35	$ 7.47		$ 13.92
Estimated price		$ 3.03	$ 3.06		$ 6.09	$ 7.47		$ 12.78
Stock options on date of grant (in Shares) | shares		550,164	260,000		430,000	533,333		50,000
Share price		$ 2.76	$ 4.02		$ 7.86	$ 6.87		$ 13.92
Exercise price		$ 3.75	$ 4.2		$ 7.35	$ 7.47		$ 13.92
Expected dividend yield		0.00%	0.00%		0.00%	0.00%		0.00%
Expected volatility	143.00%	155.00%	105.00%	136.00%	105.00%	155.00%	235.00%	155.00%
Risk free interest rate	0.77%	0.39%	0.95%	0.63%	0.95%	0.90%	0.53%	0.73%
Amortization expense (in Dollars) | $										$ 1,162,888	$ 1,247,551
Debt expense (in Dollars) | $										491,918
Debt issuance costs (in Dollars) | $										2,881,295
Amortization of debt issuance costs (in Dollars) | $										2,480,995
Amortization of debt (in Dollars) | $										$ 797,380
Stock options [Member]
Stock Options (Details) [Line Items]
Issued and Outstanding Percent										10.00%
Aggregate of common shares (in Shares) | shares									625,000
Exercise price per share									$ 2.88
Stock options description									The stock options vest six months after grant date.
Estimated price									$ 2.64
Stock options on date of grant (in Shares) | shares									625,000
Share price									$ 2.88
Exercise price									$ 2.88
Expected dividend yield									0.00%
Expected volatility									154.00%
Risk free interest rate									1.37%